Income taxes	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Income taxes

11	Income taxes

Cayman Islands, Seychelles and BVIs

The Company and its subsidiary, Enigmatig Corp Limited and Enigmatig (BVI) Limited, are domiciled in the Cayman Islands, Seychells and the British Virgin Islands, respectively. All localities currently enjoy permanent income tax holidays; accordingly, the Company, Enigmatig Corp Limited and Enigmatig (BVI) Limited do not accrue for income taxes.

Singapore

The Company’s subsidiary, Enigmatig Pte Ltd, is considered Singapore tax resident enterprises under Singapore tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determine under Singapore tax laws and accounting standards at a statutory tax rate of 17% for the six months ended March 31, 2026 and 2025, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Hong Kong

The Company’s subsidiary, Enigmatig Consulting Limited, is considered Hong Kong tax resident enterprises under Hong Kong tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determine under Hong Kong tax laws and accounting standards. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5% for the six months ended March 31, 2026 and 2025.

China, PRC

The Company’s subsidiary, Shanghai Enigmatig Information Consultancy Limited, is considered China tax resident enterprises under China tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determine under China tax laws and accounting standards at a statutory tax rate of 25% for the six months ended March 31, 2026 and 2025.

Belize

The Company’s subsidiary, Enigmatig (Belize) Limited, is considered Belize tax resident enterprises under Belize tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determine under Belize tax laws and accounting standards at a statutory tax rate of 25% for the six months ended March 31, 2026 and 2025.

Significant components of the provision for income taxes are as follows:

	Six months ended March 31,
	2026	2025
	US$	US$
Income tax expense is comprised of the following:
Deferred income tax	-	-
Current income tax	30,139	257,343
	30,139	257,343